Statements of Stockholders' Equity (Deficit) - 3 months ended Mar. 31, 2015 - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2014	$ (3,433,484)	$ 41	$ 237,741	$ (3,671,266)
Beginning balance (in shares) at Dec. 31, 2014		410,626
Net loss and comprehensive loss	(4,476,000)
Ending balance at Mar. 31, 2015	$ 48,894,000